Summary of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Investment Holdings [Line Items]
Number of Shares Options Outstanding, Beginning Balance	2,540,000	300,000	300,000
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.22	$ 8.00	$ 8.00
Weighted Average Remaining Contractual Life Outstanding, Beginning			2 years
Aggregate Intrinsic Value Outstanding, Beginning Balance	$ 1,074,245
Number of Options, Granted		4,040,000
Weighted Average Exercise Price, Granted		$ 1.62
Number of Options, Forfeited		(1,800,000)
Weighted Average Exercise Price, Forfeited		$ 4.67
Number of Options, Exercised
Number of Shares Options Outstanding, Ending Balance		2,540,000	300,000
Weighted Average Exercise Price Outstanding, Ending Balance		$ 0.22	$ 8.00
Weighted Average Remaining Contractual Life Outstanding		4 years 6 months 7 days	1 year
Aggregate Intrinsic Value Outstanding, Ending Balance		$ 1,074,245
Number of Shares Options, Exercisable		1,162,875
Weighted Average Exercise Price, Exercisable Ending Balance		$ 0.22
Weighted Average Remaining Contractual Life, Exercisable		4 years 6 months 7 days
Aggregate Intrinsic Value Outstanding, Exercisable Ending		$ 491,821
Number of Shares Options, Exercisable		1,162,875
Weighted Average Exercise Price, Exercisable Ending Balance		$ 0.22
Equity Option [Member]
Summary of Investment Holdings [Line Items]
Number of Shares Options Outstanding, Beginning Balance	2,540,000
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.22
Weighted Average Remaining Contractual Life Outstanding, Beginning	4 years 6 months 7 days
Aggregate Intrinsic Value Outstanding, Beginning Balance	$ 1,074,245
Number of Options, Granted	270,000
Weighted Average Exercise Price, Granted	$ 0.51
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited	$ 0.00
Number of Options, Exercised	(1,295,000)
Weighted Average Exercise Price, Exercised	$ 0.230
Number of Shares Options Outstanding, Ending Balance	1,515,000	2,540,000
Weighted Average Exercise Price Outstanding, Ending Balance	$ 0.29	$ 0.22
Weighted Average Remaining Contractual Life Outstanding	4 years 1 month 2 days
Aggregate Intrinsic Value Outstanding, Ending Balance	$ 2,769,275	$ 1,074,245
Number of Shares Options, Exercisable	772,500
Weighted Average Exercise Price, Exercisable Ending Balance	$ 0.34
Weighted Average Remaining Contractual Life, Exercisable	4 years 1 month 9 days
Aggregate Intrinsic Value Outstanding, Exercisable Ending	$ 1,390,384
Number of Shares Options, Exercisable	772,500
Weighted Average Exercise Price, Exercisable Ending Balance	$ 0.34